Label	Element	Value
BNY Mellon Large Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	June 9, 2020 BNY MELLON FUNDS TRUST BNY Mellon Large Cap Stock Fund Supplement to Current Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Large Cap Stock Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following information supersedes and replaces any contrary information contained in the sections of the Prospectus entitled "Fund Summary – BNY Mellon Large Cap Stock Fund - Principal Investment Strategy" and "Fund Details – Goal and Approach – BNY Mellon Large Cap Stock Fund":

The fund typically will hold between 100 and 250 securities.